STOCKHOLDERS' (DEFICIT) EQUITY (Detail Textuals) - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Common stock, shares authorized	500,000,000	400,000,000	300,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	41,543,655	41,543,655	41,543,655
Common stock, shares outstanding	41,543,655	41,543,655	41,543,655